Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Local Bounti Corporation/DE
Entity Central Index Key	0001840780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false